Components of Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Allowance for doubtful accounts	$ 2,035
Accrued vacation	131,302	86,052
Accrued personal property tax	37,012	18,823
Total current deferred tax assets	170,349	104,875
Non-current deferred tax assets
Net operating losses	13,674,825	10,243,639
Depreciation and amortization	15,935	53,509
Other	171	171
Total non-current deferred tax assets	13,690,931	10,297,319
Total deferred tax assets	13,861,280	10,402,194
Less: Valuation allowance	(13,861,280)	(10,402,194)
Net deferred tax assets	$ 0	$ 0